Note 9 - Non-interest Income and Non-interest Expense (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Noninterest Income and Noninterest Expense [Table Text Block]
	In Thousands
	2019	2018	2017
Non-interest income:
Service charges on deposits	$6,952	6,799	6,124
Other fees and commissions	14,233	13,704	11,752
BOLI and annuity earnings	810	841	871
Security losses, net	(268)	(650)	(175)
Fees and gains on sales of mortgage loans	6,802	4,639	4,258
Gain (loss) on sale of other real estate, net	(48)	(80)	6
Loss on sale of fixed assets, net	(128)	(2)	—
Loss on sale of other assets, net	(4)	(3)	(15)
	$28,349	25,248	22,821
	In Thousands
	2019	2018	2017
Non-interest expense:
Employee salaries and benefits	$42,541	39,590	35,830
Equity-based compensation	786	1,237	692
Occupancy expenses	4,789	4,403	3,718
Furniture and equipment expenses	3,110	2,767	2,085
Data processing expenses	4,495	2,900	2,834
Advertising expenses	2,498	2,552	2,326
ATM & interchange fees	3,439	3,091	2,569
Accounting, legal & consulting expenses	1,382	977	500
FDIC insurance	373	843	683
Directors’ fees	586	543	677
Other operating expenses	10,629	10,177	8,477
	$74,628	69,080	60,391